Performance Management - The Tocqueville Fund	Feb. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Table
Performance Narrative [Text Block]
The following chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year (on a calendar year basis) and by showing how the Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2025, compare with those of the S&P 500® Total Return Stock Index. Please note that the Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available at www.tocquevillefunds.com.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year (on a calendar year basis) and by showing how the Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2025, compare with those of the S&P 500® Total Return Stock Index.
Bar Chart Closing [Text Block]	During this period, the best performance for a quarter was 18.05% (for the quarter ended June 30, 2020), and the worst performance for a quarter was -22.59% (for the quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	18.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(22.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	If the Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Performance Availability Website Address [Text]	www.tocquevillefunds.com